Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) oz $ / Ounce	Dec. 31, 2022 USD ($) oz $ / Ounce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 427,480	$ 426,392
Amortization of deferred revenue	17,082	$ 14,781
Quantity delivered (in ounce) | oz		10,082
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	320,603	$ 351,404
Adjustments on provisionally priced sales	(4,083)	(15,066)
Copper | Domestic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,303	52,841
Copper | Export
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 300,383	313,629
Copper | Export | Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	0 months
Copper | Export | Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	4 months
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 106,877	74,988
Amortization of deferred revenue	17,082	14,781
Gold | Royal Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue	$ 17,100	$ 14,800
Quantity delivered (in ounce) | oz	14,005	10,082
Average cash consideration (in usd per ounce) | $ / Ounce	386	359
Gold | Export
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 89,795	$ 60,207